Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits beginning balance	$ 17.3	$ 26.4	$ 31.4
Additions (reductions) based on tax positions related to the current year	0.0	0.0	1.1
Additions (reductions) based on tax positions of prior years	(1.1)	(0.6)
Additions (reductions) based on tax positions of prior years			0.4
Reductions resulting from dispositions	(1.1)	0.0	0.0
Reductions due to statute lapses	(2.8)	(8.3)	(4.6)
Reductions related to settlements with taxing authorities	(0.1)	0.0	(2.0)
Foreign currency translation	0.1		0.1
Foreign currency translation		(0.2)
Unrecognized tax benefits ending balance	$ 12.3	$ 17.3	$ 26.4